Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
C000131515
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Institutional Shares
Account Value	$ 13,470	$ 12,627	$ 13,002	$ 12,608	$ 12,154	$ 12,351	$ 11,673	$ 10,932	$ 11,341	$ 11,799	$ 12,238	$ 11,780	$ 11,439	$ 11,449	$ 11,595	$ 11,166	$ 11,653	$ 10,893	$ 11,173	$ 10,143	$ 9,932	$ 10,711	$ 11,029	$ 10,634	$ 11,452	$ 11,481	$ 12,058	$ 12,232	$ 12,395	$ 13,194	$ 12,935	$ 12,888	$ 12,613	$ 13,125	$ 12,793	$ 13,125	$ 13,049	$ 12,926	$ 12,613	$ 12,727	$ 12,499	$ 12,272	$ 11,391	$ 10,471	$ 10,263	$ 10,348	$ 10,225	$ 9,770	$ 9,192	$ 8,917	$ 8,330	$ 9,505	$ 9,893	$ 10,092	$ 9,585	$ 9,594	$ 9,359	$ 9,217	$ 9,415	$ 9,406	$ 8,822	$ 9,368	$ 9,161	$ 9,067	$ 9,123	$ 8,501	$ 8,722	$ 8,412	$ 8,993	$ 9,190	$ 9,331	$ 9,171	$ 9,443	$ 9,762	$ 9,827	$ 9,893	$ 10,211	$ 10,052	$ 9,745	$ 9,614	$ 9,698	$ 9,633	$ 9,623	$ 9,343	$ 9,334	$ 9,091	$ 8,848	$ 8,680	$ 8,511	$ 8,259	$ 8,317	$ 8,855	$ 9,115	$ 9,198	$ 9,133	$ 8,957	$ 8,744	$ 8,800	$ 8,670	$ 8,076	$ 8,002	$ 8,160	$ 8,345	$ 8,391	$ 8,032	$ 8,364	$ 9,063	$ 9,256	$ 9,504	$ 9,679	$ 9,458	$ 9,762	$ 9,698	$ 9,799	$ 10,156	$ 10,238	$ 10,083	$ 10,495	$ 10,211	$ 10,220	$ 10,000
C000079787
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Developing World Fund Investor Shares
Account Value	$ 12,872	12,368	12,736	12,358	11,913	12,116	11,438	10,719	11,131	11,573	12,014	11,554	11,227	11,237	11,371	10,959	11,438	10,700	10,970	9,963	9,754	10,524	10,837	10,457	11,255	11,293	11,863	12,034	12,195	12,984	12,737	12,690	12,418	12,925	12,605	12,925	12,859	12,737	12,437	12,549	12,324	12,099	11,235	10,334	10,128	10,212	10,090	9,649	9,076	8,804	8,232	9,386	9,780	9,977	9,473	9,483	9,240	9,109	9,314	9,296	8,725	9,268	9,062	8,968	9,024	8,407	8,635	8,328	8,905	9,100	9,240	9,082	9,351	9,668	9,733	9,807	10,114	9,956	9,660	9,530	9,613	9,558	9,548	9,270	9,270	9,028	8,787	8,620	8,452	8,202	8,253	8,790	9,049	9,133	9,077	8,910	8,688	8,744	8,623	8,040	7,966	8,123	8,307	8,362	7,994	8,334	9,034	9,228	9,476	9,660	9,430	9,743	9,679	9,789	10,147	10,230	10,074	10,505	10,230	8,639	10,000
C000131514
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Institutional Shares
Account Value	$ 40,989	39,836	41,448	40,712	38,683	37,457	35,640	32,536	32,919	34,657	34,802	34,409	32,443	32,174	32,044	30,301	31,300	29,732	31,211	28,949	26,667	29,423	30,763	28,182	30,295	30,449	32,955	32,318	33,897	36,807	35,494	34,698	32,156	34,742	33,308	31,829	30,415	30,118	28,941	28,100	27,764	27,922	26,379	23,740	24,732	25,369	23,759	22,219	21,344	20,080	18,110	19,762	20,923	20,965	20,282	19,653	19,295	19,227	19,205	19,114	17,874	19,132	18,471	17,874	16,878	15,715	16,996	16,669	17,918	17,603	16,691	15,892	15,883	15,258	15,520	15,651	16,158	15,306	15,234	14,739	14,311	14,047	13,737	13,532	13,572	13,230	12,951	12,786	12,220	11,838	11,616	11,474	11,861	11,864	11,940	11,443	11,436	11,091	11,129	10,524	10,466	10,977	11,134	11,115	10,422	10,618	11,366	10,977	11,288	11,138	11,176	11,356	10,640	11,000	11,098	10,659	10,316	10,388	9,955	10,241	10,000
C000065109
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Growth Fund Investor Shares
Account Value	$ 40,035	38,917	40,501	39,789	37,815	36,620	34,853	31,828	32,205	33,916	34,059	33,687	31,767	31,507	31,384	29,683	30,671	29,143	30,597	28,384	26,152	28,856	30,184	27,656	29,736	29,889	32,352	31,738	33,292	36,164	34,876	34,104	31,609	34,158	32,759	31,311	29,921	29,638	28,488	27,666	27,339	27,495	25,986	23,385	24,373	25,003	23,422	21,910	21,048	19,810	17,867	19,504	20,654	20,695	20,028	19,408	19,062	18,995	18,981	18,891	17,669	18,918	18,267	17,678	16,698	15,552	16,823	16,501	17,743	17,435	16,532	15,741	15,737	15,120	15,385	15,515	16,024	15,181	15,114	14,625	14,202	13,943	13,638	13,438	13,478	13,149	12,871	12,710	12,146	11,770	11,550	11,409	11,798	11,802	11,881	11,388	11,385	11,044	11,082	10,482	10,427	10,937	11,099	11,080	10,394	10,590	11,340	10,955	11,266	11,118	11,157	11,343	10,625	10,984	11,084	10,647	10,307	10,382	9,949	10,238	10,000
C000131513
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Institutional Shares
Account Value	$ 25,874	25,164	26,099	25,312	23,993	23,710	22,884	21,573	21,942	22,964	23,006	23,086	21,554	21,836	21,398	20,434	21,020	20,831	21,585	20,032	18,452	19,696	20,744	19,601	20,604	20,498	21,327	20,557	21,515	22,768	21,267	21,224	19,999	21,387	20,951	20,512	20,319	19,838	19,497	18,632	18,549	18,543	18,084	16,361	16,791	17,155	16,333	15,790	15,494	14,838	13,325	14,711	15,893	16,246	15,691	15,185	14,817	14,391	14,664	14,627	13,839	14,824	14,453	14,167	13,419	12,937	13,903	13,150	14,229	14,116	13,938	13,099	13,102	12,798	13,166	13,438	14,159	13,617	13,455	13,105	12,721	12,257	12,199	12,222	12,126	11,947	11,877	11,811	11,376	11,165	11,049	10,708	11,175	11,258	11,301	10,989	10,734	10,670	10,612	9,960	9,804	10,184	10,382	10,342	9,577	9,797	10,360	10,391	10,622	10,524	10,445	10,647	10,131	10,459	10,536	10,260	10,000	10,128	9,768	10,146	10,000
C000012979
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Income Fund Investor Shares
Account Value	$ 25,275	24,585	25,507	24,739	23,454	23,184	22,382	21,104	21,465	22,474	22,518	22,603	21,104	21,389	20,960	20,022	20,597	20,418	21,161	19,641	18,097	19,321	20,354	19,239	20,224	20,125	20,942	20,192	21,135	22,369	20,901	20,862	19,663	21,031	20,609	20,177	19,991	19,525	19,192	18,344	18,266	18,259	17,810	16,115	16,540	16,906	16,097	15,566	15,276	14,629	13,139	14,504	15,673	16,025	15,478	14,983	14,624	14,205	14,479	14,443	13,667	14,646	14,283	14,002	13,266	12,791	13,751	13,008	14,077	13,966	13,796	12,968	12,973	12,673	13,042	13,314	14,028	13,496	13,338	12,992	12,614	12,158	12,103	12,128	12,032	11,860	11,793	11,731	11,300	11,090	10,978	10,641	11,108	11,192	11,240	10,930	10,679	10,617	10,562	9,916	9,763	10,143	10,344	10,303	9,546	$ 9,765	$ 10,330	$ 10,362	$ 10,594	$ 10,501	$ 10,422	$ 10,626	$ 10,113	$ 10,442	$ 10,523	$ 10,249	$ 9,991	$ 10,119	$ 9,764	$ 10,141	$ 10,000
C000160667
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Institutional Shares
Account Value	$ 11,721	11,622	11,717	11,642	11,642	11,652	11,423	11,195	11,302	11,420	11,454	11,440	11,462	11,520	11,440	11,388	11,466	11,357	11,306	11,140	11,207	11,471	11,479	11,395	11,452	11,469	11,583	11,708	11,810	11,910	11,883	11,925	11,933	11,952	11,923	11,894	11,877	11,834	11,769	11,839	11,866	11,834	11,779	11,703	11,660	11,661	11,584	11,417	11,307	11,041	10,822	11,332	11,320	11,207	11,226	11,201	11,187	11,228	11,061	10,957	10,849	10,791	10,733	10,644	10,590	10,479	10,433	10,422	10,450	10,451	10,428	10,371	10,339	10,337	10,397	10,384	10,459	10,468	10,469	10,482	10,483	10,495	10,434	10,381	10,422	10,378	10,339	10,315	10,245	10,194	10,184	10,308	10,342	10,375	10,283	10,232	10,110	10,102	10,025	9,949	9,922	9,940	9,950	9,980	10,000
C000160666
Account Value [Line Items]
Line Graph and Table Measure Name	Amana Participation Fund Investor Shares
Account Value	$ 11,480	$ 11,384	$ 11,492	$ 11,410	$ 11,423	$ 11,436	$ 11,201	$ 10,991	$ 11,098	$ 11,216	$ 11,253	$ 11,241	$ 11,254	$ 11,313	$ 11,248	$ 11,199	$ 11,278	$ 11,162	$ 11,114	$ 10,952	$ 11,032	$ 11,295	$ 11,293	$ 11,225	$ 11,284	$ 11,291	$ 11,406	$ 11,543	$ 11,635	$ 11,748	$ 11,724	$ 11,757	$ 11,778	$ 11,788	$ 11,762	$ 11,736	$ 11,733	$ 11,693	$ 11,620	$ 11,692	$ 11,720	$ 11,691	$ 11,639	$ 11,566	$ 11,526	$ 11,530	$ 11,455	$ 11,292	$ 11,185	$ 10,934	$ 10,719	$ 11,217	$ 11,208	$ 11,097	$ 11,129	$ 11,096	$ 11,094	$ 11,127	$ 10,963	$ 10,873	$ 10,767	$ 10,701	$ 10,646	$ 10,570	$ 10,507	$ 10,409	$ 10,366	$ 10,346	$ 10,376	$ 10,379	$ 10,368	$ 10,304	$ 10,284	$ 10,284	$ 10,336	$ 10,325	$ 10,401	$ 10,423	$ 10,415	$ 10,441	$ 10,434	$ 10,448	$ 10,399	$ 10,348	$ 10,381	$ 10,339	$ 10,302	$ 10,280	$ 10,212	$ 10,163	$ 10,154	$ 10,282	$ 10,317	$ 10,351	$ 10,265	$ 10,213	$ 10,091	$ 10,082	$ 10,010	$ 9,939	$ 9,912	$ 9,930	$ 9,940	$ 9,970	$ 10,000